Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2014
Restatement of Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 12 – RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has restated the Consolidated Financial Statements at December 31, 2014 and for the year then ended (which were previously included in the Company’s Form 10-K filed with the SEC on April 13, 2015) in order to correct the amount of the stock option expense resulting from the December 29, 2014 extension of the expiration date of 1,965,000 Strategic Options (see Note 7).

As previously reported, the Company recorded the stock option expense from the December 29, 2014 extension based on the fair value of the modified stock options at December 29, 2014 of $3,115,704. However, ASC 718 provides that the expense be calculated based on the incremental compensation cost of the modified award (excess of the fair value of the modified award, or $3,115,704, over the fair value of the original award immediately before modification of the terms, or $1,611,300). As restated, the Company has recorded the stock option expense from the December 29, 2014 extension based on the incremental compensation cost of $1,504,404.

The effect of the restatement adjustment on the Consolidated Balance Sheet at December 31, 2014 follows:

	As Previously	Restatement
	Reported	Adjustment	As Restated

Total Assets	$1,161,009	$-	$1,161,009

Total Liabilities	1,640,197	-	1,640,197
Common Stock	16,878	-	16,878
Capital in Excess of Par Value	33,864,254	(1,611,300)	32,252,954
Deficit	(34,280,699)	1,611,300	(32,669,399)
Non-controlling interests in Omagine LLC	(79,621)	-	(79,621)
Total Stockholders’ Deficit	(479,188)	-	(479,188)
Total Liabilities and Stockholders' Deficit	$1,161,009	$-	$1,161,009

The effect of the restatement adjustment on the Consolidated Statement of Operations for the year ended December 31, 2014 follows:

	As Previously	Restatement
	Reported	Adjustment	As Restated
Revenue	$-	$-	$-
Officers and Directors compensation	$3,510,780	($951,200)	$2,559,580
Consulting fees	2,217,203	(660,100)	1,557,103
Other operating expenses	996,558	-	996,558
Total operating expenses	6,724,541	(1,611,300)	5,113,241
Operating loss	(6,724,541)	1,611,300	(5,113,241)
Other expense	(101,388)	-	(101,388)
Net loss	(6,825,929)	1,611,300	(5,214,629)
Add net loss attributable to non-controlling interests in Omagine LLC	53,669	-	53,669
Net loss attributable to Omagine, Inc.	$(6,772,260)	$1,611,300	$(5,160,960)
Loss per share - basic and diluted	$(0.42)	$0.10	$(0.32)
Weighted average number of shares outstanding - basic and diluted	16,273,965	-	16,273,965

The effect of the restatement adjustment on the Consolidated Statement of Cash Flows for the year ended December 31, 2014 follows:

	As Previously	Restatement
	Reported	Adjustment	As Restated

Net loss	$(6,772,260)	$1,611,300	$(5,160,960)

Stock-based compensation related to stock options	5,098,156	(1,611,300)	3,486,856
Other adjustments to reconcile net loss to net cash flows used by operating activities:	305,767	-	305,767
Changes in operating assets and liabilities	(5,873)	-	(5,873)
Net cash flows used by operating activities	(1,374,210)	-	(1,374,210)
Net cash flows used by investing activities	(3,434)	-	(3,434)
Net cash flows provided by financing activities	2,471,600	-	2,471,600
Net increase in cash	$1,093,956	$-	$1,093,956